Parent company financial statement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue	¥ 1,169,348	¥ 853,295	¥ 654,060
Cost of revenue	804,674	648,482	498,944
Gross profit	364,674	204,813	155,116
Other income, net	3,689	6,325	1,756
Selling expenses	24,539	21,902	16,753
Operating loss	280,450	160,851	93,680
Loss before tax	297,190	167,743	99,432
Income tax expense	66,288	0	0
Loss	230,902	167,743	99,432
Total comprehensive loss	228,360	169,945	107,869
Parent [Member]
Revenue	0	0	0
Cost of revenue	(2,299)	0	0
Gross profit	(2,299)	0	0
Other income, net	0	0	0
Selling expenses	0	0	0
Administrative expenses	(9,124)	(4,148)	(10,195)
Operating loss	(11,423)	(4,148)	(10,195)
Net finance expenses	(17)	(8)	(7)
Loss before tax	(11,440)	(4,156)	(10,202)
Income tax expense	0	0	0
Loss	(11,440)	(4,156)	(10,202)
Other comprehensive income (loss)-foreign currency translation differences	(3,016)	2,643	9,980
Total comprehensive loss	¥ (14,456)	¥ (1,513)	¥ (222)